Short-term loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Total	¥ 1,232,106	¥ 100,000	$ 193,344
Unsecured Debt [Member]
Short-term Debt [Line Items]
Interest Rate range		3.70%
Maturity Date	within 12 months	within 12 months
Unsecured bank loans	¥ 943,658	¥ 100,000
Unsecured Debt [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest Rate range	3.70%		3.70%
Unsecured Debt [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest Rate range	3.60%		3.60%
Unsecured Borrowing [Member]
Short-term Debt [Line Items]
Interest Rate range	3.95%		3.95%
Maturity Date	within 12 months
Unsecured borrowing	¥ 288,448